Cash Flow Statement (Tables)	12 Months Ended
Oct. 31, 2019
Cash Flow Statement [Abstract]
Cash Flow Statement
		12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017[1]
	Note	$m	$m	$m
Cash flows from operating activities
(Loss) / Profit from continuing operations		(18.1)	707.2	124.1
Profit from discontinued operation		1,487.2	76.9	33.7
Profit for the period		1,469.1	784.1	157.8
Adjustments for:
Gain on disposal of discontinued operation	37	(1,767.9)	-	-
Net finance costs	6	255.8	342.7	95.8
Taxation – continuing operations	7	(16.0)	(673.1)	38.5
Taxation – discontinued operation	37	318.1	34.2	-
Share of results of associates		0.3	1.8	1.3
Operating profit (attributable to continuing and discontinued operations)		259.4	489.7	293.4

- continuing operations		221.7	376.8	293.4
- discontinued operation	37	37.7	112.9	-
		259.4	489.7	293.4

Research and development tax credits		(1.2)	(2.0)	(3.0)
Depreciation	12	66.5	95.2	11.8
Loss on disposal of property, plant and equipment		3.6	4.7	0.5
Gain on disposal of Atalla	37, 4	(3.7)	-	-
Amortization of intangible assets	11	716.5	943.3	236.4
Amortization of contract-related costs		10.2	-	-
Share-based compensation charge	33	71.3	72.2	34.5
Foreign exchange movements		11.1	(34.6)	(4.9)
Provisions movements	24	43.8	142.8	47.3
Changes in working capital:
Inventories		-	0.1	-
Trade and other receivables		183.0	(408.8)	10.3
Increase in contract-related costs		(36.7)	-	-
Payables and other liabilities		(114.8)	131.3	(33.3)
Provision utilization	24	(58.6)	(145.0)	(43.5)
Contract liabilities - deferred income		(98.5)	131.4	15.5
Pension funding in excess of charge to operating profit		4.4	4.0	(0.2)
Cash generated from operations		1,056.3	1,424.3	564.8

[1] The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 37)